Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Direxion Auspice Broad Commodity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Direxion Auspice Broad Commodity Strategy ETF
Class Name	Direxion Auspice Broad Commodity Strategy ETF
Trading Symbol	COM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Auspice Broad Commodity Strategy ETF	$35	0.70%
[1]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 222,736,910
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$222,736,910
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Futures Contracts	28.2%

Security Type	(%)
Short-Term Investments and Other Assets	99.0%
Futures Contracts	1.0%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	98.3%
Gold June 2025 Futures	2.0%
Natural Gas April 2026 Futures	0.2%
Sugar July 2025 Futures	0.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion HCM Tactical Enhanced US ETF
Shareholder Report [Line Items]
Fund Name	Direxion HCM Tactical Enhanced US ETF
Class Name	Direxion HCM Tactical Enhanced US ETF
Trading Symbol	HCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion HCM Tactical Enhanced US ETF	$51	1.15%
[2]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 351,829,491
Holdings Count | $ / shares	505
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$351,829,491
Number of Holdings	505
Portfolio Turnover	17%

Holdings [Text Block]

Market Exposure	(%)
Common Stocks	80.8%

Security Type	(%)
Common Stocks	81.0%
Short-Term Investments and Other Assets	19.0%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	19.2%
Apple, Inc.	5.5%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. - Class A	1.6%
Broadcom, Inc.	1.5%
Tesla, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion NASDAQ-100® Equal Weighted Index Shares
Shareholder Report [Line Items]
Fund Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Class Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Trading Symbol	QQQE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion NASDAQ-100® Equal Weighted Index Shares	$17	0.35%
[3]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,171,849,010
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,171,849,010
Number of Holdings	102
Portfolio Turnover	17%

Holdings [Text Block]

Market Exposure	(%)
Common Stocks	99.9%

Index Composition	(%)
Information Technology	40.7%
Consumer Discretionary	12.1%
Industrials	11.4%
Communication Services	10.0%
Health Care	9.7%
Consumer Staples	7.3%
Utilities	4.2%
Energy	1.7%
Materials	1.0%
Real Estate	1.0%
Financials	0.9%

Top 10 Constituents of Index	(%)
Palantir Technologies, Inc.	1.3%
MicroStrategy, Inc. Class A	1.3%
CrowdStrike Holdings, Inc.	1.2%
Netflix, Inc.	1.2%
Copart, Inc.	1.2%
Cadence Design Systems, Inc.	1.1%
Tesla, Inc.	1.1%
Ross Stores, Inc.	1.1%
MercadoLibre, Inc.	1.1%
Cintas Corp.	1.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Work From Home ETF
Shareholder Report [Line Items]
Fund Name	Direxion Work From Home ETF
Class Name	Direxion Work From Home ETF
Trading Symbol	WFH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Work From Home ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Work From Home ETF	$22	0.45%
[4]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 19,309,779
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,309,779
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]

Market Exposure	(%)
Common Stocks	99.4%

Index Composition	(%)
Software	57.3%
Semiconductors & Semiconductor Equipment	9.6%
IT Services	9.5%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	4.5%
Diversified Telecommunication Services	2.8%
Communications Equipment	2.6%
Media	2.6%
Broadline Retail	2.4%
Electronic Equipment, Instruments & Components	2.2%

Top 10 Constituents of Index	(%)
Crowdstrike Holdings Inc	3.2%
Pegasystems, Inc.	3.1%
Zscaler, Inc.	3.1%
ServiceNow, Inc.	2.8%
Verizon Communications, Inc.	2.8%
Zoom Video Communications, Inc.	2.8%
Varonis Systems, Inc.	2.8%
Palto Alto Networks, Inc.	2.7%
Broadcom, Inc.	2.7%
Monday.com Ltd. ADR	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bear 1X Shares
Class Name	Direxion Daily AAPL Bear 1X Shares
Trading Symbol	AAPD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bear 1X Shares	$46	0.92%
[5]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 34,963,528
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$34,963,528
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMD Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMD Bear 1X Shares
Class Name	Direxion Daily AMD Bear 1X Shares
Trading Symbol	AMDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMD Bear 1X Shares for the period of February 12, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bear 1X Shares	$21	0.95%
[6]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,552,672
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,552,672
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bear 1X Shares
Class Name	Direxion Daily AMZN Bear 1X Shares
Trading Symbol	AMZD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bear 1X Shares	$46	0.95%
[7]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,268,324
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,268,324
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bear 1X Shares
Class Name	Direxion Daily AVGO Bear 1X Shares
Trading Symbol	AVS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bear 1X Shares	$40	0.95%
[8]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,777,981
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,777,981
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BA Bear 1X Shares
Class Name	Direxion Daily BA Bear 1X Shares
Trading Symbol	BOED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BA Bear 1X Shares for the period of April 23, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BA Bear 1X Shares	$2	0.95%
[9]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,209,214
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,209,214
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BRKB Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BRKB Bear 1X Shares
Class Name	Direxion Daily BRKB Bear 1X Shares
Trading Symbol	BRKD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BRKB Bear 1X Shares for the period of December 11, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BRKB Bear 1X Shares	$34	0.95%
[10]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,699,956
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,699,956
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bear 1X Shares
Class Name	Direxion Daily GOOGL Bear 1X Shares
Trading Symbol	GGLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bear 1X Shares	$48	0.95%
[11]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,912,642
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,912,642
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LLY Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily LLY Bear 1X Shares
Class Name	Direxion Daily LLY Bear 1X Shares
Trading Symbol	ELIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily LLY Bear 1X Shares for the period of March 26, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LLY Bear 1X Shares	$9	0.95%
[12]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,023,949
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,023,949
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bear 1X Shares
Class Name	Direxion Daily META Bear 1X Shares
Trading Symbol	METD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily META Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bear 1X Shares	$47	0.95%
[13]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,493,863
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,493,863
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bear 1X Shares
Class Name	Direxion Daily MSFT Bear 1X Shares
Trading Symbol	MSFD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bear 1X Shares	$47	0.95%
[14]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 6,072,530
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$6,072,530
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bear 1X Shares
Class Name	Direxion Daily MU Bear 1X Shares
Trading Symbol	MUD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MU Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bear 1X Shares	$48	0.95%
[15]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,868,218
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,868,218
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bear 1X Shares
Class Name	Direxion Daily NFLX Bear 1X Shares
Trading Symbol	NFXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bear 1X Shares	$39	0.95%
[16]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,900,199
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$8,900,199
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bear 1X Shares
Class Name	Direxion Daily NVDA Bear 1X Shares
Trading Symbol	NVDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bear 1X Shares	$48	0.95%
[17]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 40,058,800
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,058,800
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PANW Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PANW Bear 1X Shares
Class Name	Direxion Daily PANW Bear 1X Shares
Trading Symbol	PALD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PANW Bear 1X Shares for the period of March 26, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bear 1X Shares	$9	0.95%
[18]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,462,201
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,462,201
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PLTR Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PLTR Bear 1X Shares
Class Name	Direxion Daily PLTR Bear 1X Shares
Trading Symbol	PLTD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bear 1X Shares for the period of December 11, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bear 1X Shares	$27	0.95%
[19]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 37,742,666
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$37,742,666
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bear 1X Shares
Class Name	Direxion Daily TSLA Bear 1X Shares
Trading Symbol	TSLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bear 1X Shares	$36	0.88%
[20]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 78,139,034
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,139,034
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bear 1X Shares
Class Name	Direxion Daily TSM Bear 1X Shares
Trading Symbol	TSMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSM Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bear 1X Shares	$48	0.95%
[21]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,937,983
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,937,983
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily XOM Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily XOM Bear 1X Shares
Class Name	Direxion Daily XOM Bear 1X Shares
Trading Symbol	XOMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily XOM Bear 1X Shares for the period of April 23, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily XOM Bear 1X Shares	$2	0.95%
[22]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,564,651
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,564,651
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 1X Shares
Class Name	Direxion Daily S&P 500® Bear 1X Shares
Trading Symbol	SPDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 1X Shares	$23	0.45%
[23]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 170,569,085
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$170,569,085
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Crypto Industry Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Crypto Industry Bear 1X Shares
Class Name	Direxion Daily Crypto Industry Bear 1X Shares
Trading Symbol	REKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Crypto Industry Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Crypto Industry Bear 1X Shares	$23	0.45%
[24]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,250,411
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,250,411
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Index Composition	(%)
Financial Services	35.7%
Capital Markets	17.9%
Software	15.6%
Semiconductors & Semiconductor Equipment	15.4%
Banks	6.3%
Hotels, Restaurants & Leisure	4.9%
IT Services	4.2%

Top 10 Constituents of Index	(%)
Visa, Inc. Class A	10.5%
MasterCard, Inc. Class A.	10.1%
Advanced Micro Devices, Inc.	7.8%
NVIDIA Corp.	7.7%
PayPal Holdings, Inc.	7.0%
Coinbase Global, Inc.	6.7%
NU Holdings Ltd.	6.3%
Robinhood Markets, Inc.	5.9%
Interactive Brokers Group, Inc.	5.3%
DraftKings, Inc.	4.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bear 1X Shares
Class Name	Direxion Daily Magnificent 7 Bear 1X Shares
Trading Symbol	QQQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bear 1X Shares	$22	0.45%
[25]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 9,051,920
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,051,920
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-100.0%

Index Composition	(%)
Interactive Media & Services	27.5%
Automobiles	16.5%
Software	14.7%
Technology Hardware, Storage & Peripherals	14.2%
Broadline Retail	13.7%
Semiconductors & Semiconductor Equipment	13.4%

Top 10 Constituents of Index	(%)
Tesla, Inc.	16.5%
Microsoft Corp.	14.7%
Apple, Inc.	14.2%
Alphabet, Inc.	14.1%
Amazon.com, Inc.	13.6%
NVIDIA Corp.	13.5%
Meta Platforms, Inc.	13.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bull 2X Shares
Class Name	Direxion Daily AAPL Bull 2X Shares
Trading Symbol	AAPU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bull 2X Shares	$38	0.87%
[26]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 84,997,629
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$84,997,629
Number of Holdings	10
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	193.1%
Common Stocks	6.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMD Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMD Bull 2X Shares
Class Name	Direxion Daily AMD Bull 2X Shares
Trading Symbol	AMUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMD Bull 2X Shares for the period of February 12, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bull 2X Shares	$17	0.95%
[27]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,765,802
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,765,802
Number of Holdings	9
Portfolio Turnover	43%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	186.1%
Common Stocks	13.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bull 2X Shares
Class Name	Direxion Daily AMZN Bull 2X Shares
Trading Symbol	AMZU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bull 2X Shares	$40	0.86%
[28]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 195,308,843
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$195,308,843
Number of Holdings	7
Portfolio Turnover	33%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	183.6%
Common Stocks	16.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bull 2X Shares
Class Name	Direxion Daily AVGO Bull 2X Shares
Trading Symbol	AVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bull 2X Shares	$46	0.95%
[29]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 60,457,467
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,457,467
Number of Holdings	9
Portfolio Turnover	23%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	185.0%
Common Stocks	15.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BA Bull 2X Shares
Class Name	Direxion Daily BA Bull 2X Shares
Trading Symbol	BOEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BA Bull 2X Shares for the period of April 23, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BA Bull 2X Shares	$2	0.95%
[30]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,944,009
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,944,009
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	182.1%
Common Stocks	17.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BRKB Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BRKB Bull 2X Shares
Class Name	Direxion Daily BRKB Bull 2X Shares
Trading Symbol	BRKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BRKB Bull 2X Shares for the period of December 11, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BRKB Bull 2X Shares	$41	0.95%
[31]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 46,715,326
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$46,715,326
Number of Holdings	9
Portfolio Turnover	14%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	182.7%
Common Stocks	17.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bull 2X Shares
Class Name	Direxion Daily GOOGL Bull 2X Shares
Trading Symbol	GGLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bull 2X Shares	$38	0.86%
[32]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 217,153,998
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$217,153,998
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	188.4%
Common Stocks	11.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LLY Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily LLY Bull 2X Shares
Class Name	Direxion Daily LLY Bull 2X Shares
Trading Symbol	ELIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily LLY Bull 2X Shares for the period of March 26, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LLY Bull 2X Shares	$10	0.95%
[33]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,987,112
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,987,112
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	187.2%
Common Stocks	12.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bull 2X Shares
Class Name	Direxion Daily META Bull 2X Shares
Trading Symbol	METU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily META Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bull 2X Shares	$43	0.95%
[34]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 94,736,140
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$94,736,140
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	190.1%
Common Stocks	9.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bull 2X Shares
Class Name	Direxion Daily MSFT Bull 2X Shares
Trading Symbol	MSFU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bull 2X Shares	$40	0.86%
[35]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 142,929,653
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$142,929,653
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	182.5%
Common Stocks	17.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bull 2X Shares
Class Name	Direxion Daily MU Bull 2X Shares
Trading Symbol	MUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MU Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bull 2X Shares	$34	0.95%
[36]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 21,788,438
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$21,788,438
Number of Holdings	9
Portfolio Turnover	95%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	186.8%
Common Stocks	13.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bull 2X Shares
Class Name	Direxion Daily NFLX Bull 2X Shares
Trading Symbol	NFXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bull 2X Shares	$70	0.95%
[37]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 59,554,750
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$59,554,750
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	189.9%
Common Stocks	10.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bull 2X Shares
Class Name	Direxion Daily NVDA Bull 2X Shares
Trading Symbol	NVDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bull 2X Shares	$32	0.84%
[38]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.84%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 438,909,485
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$438,909,485
Number of Holdings	11
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	180.9%
Common Stocks	19.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PANW Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PANW Bull 2X Shares
Class Name	Direxion Daily PANW Bull 2X Shares
Trading Symbol	PALU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PANW Bull 2X Shares for the period of March 26, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bull 2X Shares	$9	0.95%
[39]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,037,017
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,037,017
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	185.2%
Common Stocks	14.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PLTR Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PLTR Bull 2X Shares
Class Name	Direxion Daily PLTR Bull 2X Shares
Trading Symbol	PLTU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bull 2X Shares for the period of December 11, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bull 2X Shares	$52	0.88%
[40]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 379,106,007
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$379,106,007
Number of Holdings	9
Portfolio Turnover	28%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	189.0%
Common Stocks	11.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bull 2X Shares
Class Name	Direxion Daily TSLA Bull 2X Shares
Trading Symbol	TSLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bull 2X Shares	$35	0.76%
[41]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.76%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 5,092,682,730
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,092,682,730
Number of Holdings	11
Portfolio Turnover	100%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	182.8%
Common Stocks	17.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bull 2X Shares
Class Name	Direxion Daily TSM Bull 2X Shares
Trading Symbol	TSMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSM Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bull 2X Shares	$37	0.90%
[42]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 102,335,890
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$102,335,890
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	186.2%
Common Stocks	13.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily XOM Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily XOM Bull 2X Shares
Class Name	Direxion Daily XOM Bull 2X Shares
Trading Symbol	XOMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily XOM Bull 2X Shares for the period of April 23, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily XOM Bull 2X Shares	$2	0.95%
[43]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,369,646
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,369,646
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	177.7%
Common Stocks	22.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI 300 China A Share Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Class Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Trading Symbol	CHAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSI 300 China A Share Bull 2X Shares	$40	0.87%
[44]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 149,297,858
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$149,297,858
Number of Holdings	10
Portfolio Turnover	17%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	168.6%
Investment Companies	31.4%

Index Composition	(%)
Financials	24.7%
Information Technology	16.8%
Industrials	16.0%
Consumer Staples	11.0%
Consumer Discretionary	8.3%
Materials	7.6%
Health Care	6.0%
Utilities	3.8%
Energy	2.7%
Communication Services	2.3%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Kweichow Moutai Co. Ltd.	4.9%
Contemporary Amperex Technology Co. Ltd.	3.1%
Ping An Insurance Group Comapny of China Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
China Yangtze Power Co. Ltd.	1.8%
Midea Group Co., Ltd.	1.8%
BYD Co. Ltd.	1.6%
Industrial & Commerical Bank of China Ltd.	1.5%
Zijin Mining Group Co. Ltd.	1.5%
East Money Information Co. Ltd.	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI China Internet Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI China Internet Index Bull 2X Shares
Class Name	Direxion Daily CSI China Internet Index Bull 2X Shares
Trading Symbol	CWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily CSI China Internet Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSI China Internet Index Bull 2X Shares	$42	0.87%
[45]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 257,753,193
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$257,753,193
Number of Holdings	9
Portfolio Turnover	76%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	147.7%
Investment Companies	52.3%

Index Composition	(%)
Interactive Media & Services	28.5%
Broadline Retail	24.8%
Hotels, Restaurants & Leisure	12.9%
Entertainment	12.5%
Consumer Staples Distribution & Retail	6.2%
Real Estate Management & Development	3.8%
Ground Transportation	3.7%
Consumer Finance	3.5%
Diversified Consumer Services	2.4%
Media	1.0%
Other	0.7%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	12.1%
Tencent Holdings Ltd.	11.3%
PDD Holdings, Inc.	6.6%
Meituan Class B	6.0%
Trip.com Group Ltd.	4.8%
NetEase, Inc.	4.4%
Kuaishou Technology	4.2%
Tencent Music Entertainment Group ADR	4.0%
Baidu, Inc. Class A	3.9%
Kanzhun Ltd. ADR	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 2X Shares
Class Name	Direxion Daily S&P 500® Bull 2X Shares
Trading Symbol	SPUU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 2X Shares	$28	0.60%
[46]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 131,628,781
Holdings Count | $ / shares	509
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$131,628,781
Number of Holdings	509
Portfolio Turnover	21%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	110.0%
Common Stocks	90.0%

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Brazil Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Brazil Bull 2X Shares
Class Name	Direxion Daily MSCI Brazil Bull 2X Shares
Trading Symbol	BRZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Brazil Bull 2X Shares	$45	0.92%
[47]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 129,075,713
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$129,075,713
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	135.4%
Investment Companies	64.6%

Index Composition	(%)
Financials	38.4%
Energy	13.9%
Materials	12.4%
Utilities	11.9%
Industrials	10.2%
Consumer Staples	7.7%
Communication Services	2.1%
Health Care	1.3%
Information Technology	1.1%
Consumer Discretionary	1.0%

Top 10 Constituents of Index	(%)
Nu Holdings Ltd. Class A	10.0%
Itaú Unibanco Holding S.A.	8.8%
Vale S.A.	8.5%
Petróleo Brasileiro S.A.	6.2%
Petróleo Brasileiro S.A. - Petrobras	5.5%
WEG S.A.	3.7%
B3 S.A. – Brasil, Bolsa, Balcão	3.7%
Banco Bradesco S.A.	3.7%
Ambev S.A.	3.5%
Companhia de Saneamento Básico do Estado de São Paulo - SABESP	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Class Name	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Trading Symbol	XXCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	$45	0.95%
[48]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,703,880
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,703,880
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	158.6%
Investment Companies	41.4%

Index Composition	(%)
India	27.2%
Taiwan, Province Of China	24.1%
Korea, Republic of	13.2%
Other	10.7%
Brazil	6.3%
Saudi Arabia	5.6%
South Africa	4.1%
Mexico	3.0%
United Arab Emirates	2.0%
Malaysia	2.0%
Indonesia	1.8%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.5%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank, Ltd.	2.3%
Reliance Industries, Ltd.	1.8%
ICICI Bank Ltd.	1.6%
SK Hynix, Inc.	1.2%
MediaTek, Inc.	1.1%
Infosys Ltd.	1.1%
Bharti Airtel Ltd.	1.0%
Hon Hai Precision Industry Co. Ltd.	1.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI India Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI India Bull 2X Shares
Class Name	Direxion Daily MSCI India Bull 2X Shares
Trading Symbol	INDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI India Bull 2X Shares	$43	0.90%
[49]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 86,316,407
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$86,316,407
Number of Holdings	8
Portfolio Turnover	56%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	150.1%
Investment Companies	49.9%

Index Composition	(%)
Financials	29.8%
Consumer Discretionary	12.5%
Information Technology	9.8%
Energy	9.1%
Industrials	8.4%
Materials	7.6%
Consumer Staples	6.7%
Health Care	5.8%
Communication Services	4.8%
Utilities	3.9%
Real Estate	1.6%

Top 10 Constituents of Index	(%)
HDFC Bank Ltd.	8.5%
Reliance Industries Ltd.	6.6%
ICICI Bank Ltd.	5.8%
Infosys Ltd.	3.9%
Bharti Airtel Ltd.	3.7%
Tata Consultancy Services	2.4%
Mahindra & Mahindra	2.1%
Axis Bank Ltd.	2.1%
Kotak Mahindra Bank Ltd.	1.9%
Bajaj Finserv Ltd.	1.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bull 2X Shares
Class Name	Direxion Daily AI and Big Data Bull 2X Shares
Trading Symbol	AIBU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bull 2X Shares	$46	0.95%
[50]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 10,353,181
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$10,353,181
Number of Holdings	35
Portfolio Turnover	27%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	126.9%
Common Stocks	73.1%

Index Composition	(%)
Software	31.4%
Semiconductors & Semiconductor Equipment	20.9%
Interactive Media & Services	14.3%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	10.4%
Broadline Retail	6.8%
Communications Equipment	3.4%
Professional Services	1.2%
Health Care Providers & Services	0.9%

Top 10 Constituents of Index	(%)
Palantir Technologies, Inc.	8.3%
Apple, Inc.	7.7%
Microsoft Corp.	7.7%
Meta Platforms, Inc.	7.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc.	6.8%
NVIDIA Corp.	6.6%
International Business Machines Corp.	5.4%
Intel Corp.	4.7%
Snowflake, Inc.	4.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bear 2X Shares
Class Name	Direxion Daily AI and Big Data Bear 2X Shares
Trading Symbol	AIBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bear 2X Shares	$43	0.95%
[51]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,982,893
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,982,893
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-200.0%

Index Composition	(%)
Software	31.4%
Semiconductors & Semiconductor Equipment	20.9%
Interactive Media & Services	14.3%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	10.4%
Broadline Retail	6.8%
Communications Equipment	3.4%
Professional Services	1.2%
Health Care Providers & Services	0.9%

Top 10 Constituents of Index	(%)
Palantir Technologies, Inc.	8.3%
Apple, Inc.	7.7%
Microsoft Corp.	7.7%
Meta Platforms, Inc.	7.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc.	6.8%
NVIDIA Corp.	6.6%
International Business Machines Corp.	5.4%
Intel Corp.	4.7%
Snowflake, Inc.	4.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Cloud Computing Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Cloud Computing Bull 2X Shares
Class Name	Direxion Daily Cloud Computing Bull 2X Shares
Trading Symbol	CLDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Cloud Computing Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Cloud Computing Bull 2X Shares	$48	0.95%
[52]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 5,679,588
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,679,588
Number of Holdings	50
Portfolio Turnover	32%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	131.0%
Common Stocks	69.0%

Index Composition	(%)
Software	80.6%
IT Services	10.4%
Health Care Technology	4.9%
Professional Services	4.0%
Interactive Media & Services	0.1%

Top 10 Constituents of Index	(%)
CrowdStrike Holdings, Inc.	5.8%
MicroStrategy, Inc. Class A	5.7%
ServiceNow, Inc.	5.7%
SAP SE ADR	5.3%
Autodesk, Inc.	5.1%
Workday, Inc.	4.9%
Veeva Systems, Inc.	4.9%
Snowflake, Inc.	4.9%
Atlassian Corp.	4.9%
Adobe, Inc.	4.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Crypto Industry Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Crypto Industry Bull 2X Shares
Class Name	Direxion Daily Crypto Industry Bull 2X Shares
Trading Symbol	LMBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Crypto Industry Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Crypto Industry Bull 2X Shares	$40	0.95%
[53]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,388,932
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,388,932
Number of Holdings	29
Portfolio Turnover	29%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	121.0%
Common Stocks	79.0%

Index Composition	(%)
Financial Services	35.7%
Capital Markets	17.9%
Software	15.6%
Semiconductors & Semiconductor Equipment	15.4%
Banks	6.3%
Hotels, Restaurants & Leisure	4.9%
IT Services	4.2%

Top 10 Constituents of Index	(%)
Visa, Inc. Class A	10.5%
MasterCard, Inc. Class A.	10.1%
Advanced Micro Devices, Inc.	7.8%
NVIDIA Corp.	7.7%
PayPal Holdings, Inc.	7.0%
Coinbase Global, Inc.	6.7%
NU Holdings Ltd.	6.3%
Robinhood Markets, Inc.	5.9%
Interactive Brokers Group, Inc.	5.3%
DraftKings, Inc.	4.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Class Name	Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Trading Symbol	EVAV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	$46	0.95%
[54]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,833,860
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,833,860
Number of Holdings	24
Portfolio Turnover	66%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	139.8%
Common Stocks	60.2%

Index Composition	(%)
Automobiles	53.9%
Automobile Components	27.1%
Aerospace & Defense	5.4%
Specialty Retail	4.3%
Software	3.5%
Electrical Equipment	3.4%
Semiconductors & Semiconductor Equipment	2.4%

Top 10 Constituents of Index	(%)
Rivian Automotive, Inc.	10.2%
Li Auto, Inc. ADR	10.1%
Nio, Inc. ADR	9.0%
Lucid Group, Inc.	8.6%
XPeng, Inc. ADR	6.8%
Tesla, Inc.	6.6%
Hesai Group ADR	6.0%
EHang Holdings Ltd. ADR	5.4%
Mobileye Global, Inc.	4.8%
BorgWarner, Inc.	4.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bull 2X Shares
Class Name	Direxion Daily Energy Bull 2X Shares
Trading Symbol	ERX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Energy Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bull 2X Shares	$40	0.90%
[55]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 189,461,953
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$189,461,953
Number of Holdings	30
Portfolio Turnover	6%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	130.9%
Common Stocks	69.1%

Index Composition	(%)
Oil, Gas & Consumable Fuels	92.4%
Energy Equipment & Services	7.6%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	24.1%
Chevron Corp.	15.2%
ConocoPhillips	7.6%
Williams Companies, Inc.	5.1%
EOG Resources, Inc.	4.3%
ONEOK, Inc.	3.9%
Kinder Morgan, Inc.	3.9%
Schlumberger Ltd. ADR	3.6%
Marathon Petroleum Corp.	3.3%
Phillips 66	3.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bear 2X Shares
Class Name	Direxion Daily Energy Bear 2X Shares
Trading Symbol	ERY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Energy Bear 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bear 2X Shares	$49	0.95%
[56]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 17,139,652
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,139,652
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	92.4%
Energy Equipment & Services	7.6%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	24.1%
Chevron Corp.	15.2%
ConocoPhillips	7.6%
Williams Companies, Inc.	5.1%
EOG Resources, Inc.	4.3%
ONEOK, Inc.	3.9%
Kinder Morgan, Inc.	3.9%
Schlumberger Ltd. ADR	3.6%
Marathon Petroleum Corp.	3.3%
Phillips 66	3.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bull 2X Shares
Class Name	Direxion Daily Gold Miners Index Bull 2X Shares
Trading Symbol	NUGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bull 2X Shares	$51	0.86%
[57]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 489,803,313
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$489,803,313
Number of Holdings	10
Portfolio Turnover	34%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	151.6%
Investment Companies	48.4%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	11.9%
Agnico Eagle Mines Ltd.	11.8%
Wheaton Precious Metals Corp.	7.6%
Franco-Nevada Corp.	6.6%
Barrick Gold Corp.	6.6%
Anglogold Ashanti PLC	4.8%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.1%
Northern Star Resources Ltd.	3.2%
Zijin Mining Group Co. Ltd.	3.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bear 2X Shares
Class Name	Direxion Daily Gold Miners Index Bear 2X Shares
Trading Symbol	DUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bear 2X Shares	$34	0.87%
[58]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 124,232,064
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$124,232,064
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	11.9%
Agnico Eagle Mines Ltd.	11.8%
Wheaton Precious Metals Corp.	7.6%
Franco-Nevada Corp.	6.6%
Barrick Gold Corp.	6.6%
Anglogold Ashanti PLC	4.8%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.1%
Northern Star Resources Ltd.	3.2%
Zijin Mining Group Co. Ltd.	3.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Class Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Trading Symbol	JNUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$49	0.85%
[59]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 272,871,147
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$272,871,147
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	172.7%
Investment Companies	27.3%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	7.1%
Harmony Gold Mining Co. Ltd.	6.9%
Evolution Mining Ltd.	6.1%
Pan American Silver Corp.	5.6%
B2gold Corp.	4.9%
Industrias Peñoles S.A.B. de C.V.	2.6%
Iamgold Corp.	2.3%
Lundin Gold, Inc.	2.3%
Endeavour Mining PLC	2.3%
Osisko Gold Royalties Ltd.	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Class Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Trading Symbol	JDST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$34	0.88%
[60]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 81,283,781
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$81,283,781
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	7.1%
Harmony Gold Mining Co. Ltd.	6.9%
Evolution Mining Ltd.	6.1%
Pan American Silver Corp.	5.6%
B2gold Corp.	4.9%
Industrias Peñoles S.A.B. de C.V.	2.6%
Iamgold Corp.	2.3%
Lundin Gold, Inc.	2.3%
Endeavour Mining PLC	2.3%
Osisko Gold Royalties Ltd.	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bull 2X Shares
Class Name	Direxion Daily Magnificent 7 Bull 2X Shares
Trading Symbol	QQQU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bull 2X Shares	$44	0.95%
[61]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 78,674,397
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,674,397
Number of Holdings	14
Portfolio Turnover	164%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	155.7%
Common Stocks	44.3%

Index Composition	(%)
Interactive Media & Services	27.5%
Automobiles	16.5%
Software	14.7%
Technology Hardware, Storage & Peripherals	14.2%
Broadline Retail	13.7%
Semiconductors & Semiconductor Equipment	13.4%

Top 10 Constituents of Index	(%)
Tesla, Inc.	16.5%
Microsoft Corp.	14.7%
Apple, Inc.	14.2%
Alphabet, Inc.	14.1%
Amazon.com, Inc.	13.6%
NVIDIA Corp.	13.5%
Meta Platforms, Inc.	13.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NYSE FANG+ Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Class Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Trading Symbol	FNGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NYSE FANG+ Bull 2X Shares	$48	0.95%
[62]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 93,025,846
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$93,025,846
Number of Holdings	17
Portfolio Turnover	9%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	157.1%
Common Stocks	42.9%

Index Composition	(%)
Software	32.2%
Semiconductors & Semiconductor Equipment	18.7%
Interactive Media & Services	18.7%
Entertainment	11.5%
Technology Hardware, Storage & Peripherals	9.7%
Broadline Retail	9.2%

Top 10 Constituents of Index	(%)
Netflix, Inc.	11.5%
CrowdStrike Holdings, Inc.	11.2%
ServiceNow, Inc.	11.1%
Microsoft Corp.	10.0%
Apple, Inc.	9.7%
Broadcom, Inc.	9.6%
Alphabet, Inc.	9.4%
Amazon.com, Inc.	9.2%
Meta Platforms, Inc.	9.2%
NVIDIA Corp.	9.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Class Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Trading Symbol	UBOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$41	0.95%
[63]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 20,782,060
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,782,060
Number of Holdings	8
Portfolio Turnover	14%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	149.3%
Investment Companies	50.7%

Index Composition	(%)
Machinery	32.0%
Electronic Equipment, Instruments & Components	16.5%
Software	15.2%
Health Care Equipment & Supplies	11.7%
Semiconductors & Semiconductor Equipment	8.6%
Electrical Equipment	8.3%
Consumer Finance	2.1%
Aerospace & Defense	2.0%
Automobile Components	1.8%
Life Sciences Tools & Services	1.2%
Other	0.6%

Top 10 Constituents of Index	(%)
Keyence Corp.	8.9%
NVIDIA Corp.	8.6%
Intuitive Surgical, Inc.	8.4%
ABB Ltd.	8.3%
FANUC Corp.	7.7%
Daifuku Co. Ltd.	4.8%
SMC Corp.	4.3%
Dynatrace, Inc.	4.3%
Pegasystems, Inc.	3.7%
OMRON	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Trading Symbol	GUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$38	0.92%
[64]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 198,061,358
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$198,061,358
Number of Holdings	62
Portfolio Turnover	34%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	129.8%
Common Stocks	70.2%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Expand Energy Corp.	3.3%
CNX Resources Corp.	3.2%
EQT Corp.	3.2%
Marathon Oil Corp.	3.2%
Exxon Mobil Corp.	3.1%
HF Sinclair Corp.	3.1%
Antero Resources Corp.	3.1%
Texas Pacific Land Corp.	3.0%
Valero Energy Corp.	2.9%
ConocoPhillips	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Trading Symbol	DRIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$51	0.95%
[65]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 40,511,526
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,511,526
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Expand Energy Corp.	3.3%
CNX Resources Corp.	3.2%
EQT Corp.	3.2%
Marathon Oil Corp.	3.2%
Exxon Mobil Corp.	3.1%
HF Sinclair Corp.	3.1%
Antero Resources Corp.	3.1%
Texas Pacific Land Corp.	3.0%
Valero Energy Corp.	2.9%
ConocoPhillips	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Travel & Vacation Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Travel & Vacation Bull 2X Shares
Class Name	Direxion Daily Travel & Vacation Bull 2X Shares
Trading Symbol	OOTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Travel & Vacation Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Travel & Vacation Bull 2X Shares	$42	0.95%
[66]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,869,424
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,869,424
Number of Holdings	54
Portfolio Turnover	22%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	128.1%
Common Stocks	71.9%

Index Composition	(%)
Hotels, Restaurants & Leisure	64.0%
Passenger Airlines	16.3%
Entertainment	8.0%
Hotel & Resort REITs	5.0%
Specialized REITs	5.8%
Interactive Media & Services	0.9%

Top 10 Constituents of Index	(%)
Booking Holdings, Inc.	6.0%
Airbnb, Inc. Class A	5.4%
Hilton Worldwide Holdings, Inc.	5.4%
Marriott International, Inc. Class C	5.1%
Trip.com Group Ltd. ADR	5.0%
The Walt Disney Co.	4.9%
Royal Caribbean Cruises Ltd. ADR	4.7%
VICI Properties, Inc.	3.6%
Delta Air Lines, Inc.	3.5%
Live Nation Entertainment, Inc.	3.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Uranium Industry Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Uranium Industry Bull 2X Shares
Class Name	Direxion Daily Uranium Industry Bull 2X Shares
Trading Symbol	URAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Uranium Industry Bull 2X Shares	$37	0.95%
[67]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 6,784,150
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$6,784,150
Number of Holdings	9
Portfolio Turnover	22%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	149.9%
Investment Companies	50.1%

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	55.4%
Sprott Uranium Miners ETF	24.0%
VanEck Uranium and Nuclear ETF	20.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Mid Cap Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Mid Cap Bull 3X Shares
Class Name	Direxion Daily Mid Cap Bull 3X Shares
Trading Symbol	MIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Mid Cap Bull 3X Shares	$40	0.95%
[68]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 66,523,474
Holdings Count | $ / shares	407
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$66,523,474
Number of Holdings	407
Portfolio Turnover	28%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	230.5%
Common Stocks	69.5%

Index Composition	(%)
Industrials	21.5%
Financials	18.3%
Consumer Discretionary	13.3%
Information Technology	10.1%
Health Care	9.2%
Real Estate	7.3%
Materials	6.7%
Consumer Staples	5.7%
Energy	3.6%
Utilities	3.1%
Communication Services	1.2%

Top 10 Constituents of Index	(%)
Interactive Brokers Group, Inc. Class A	0.7%
RB Global, Inc. ADR	0.7%
EMCOR Group, Inc.	0.7%
Casey’s General Stores, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
Docusign, Inc.	0.6%
Watsco, Inc.	0.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 3X Shares
Class Name	Direxion Daily S&P 500® Bull 3X Shares
Trading Symbol	SPXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 3X Shares	$37	0.81%
[69]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,001,766,903
Holdings Count | $ / shares	514
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,001,766,903
Number of Holdings	514
Portfolio Turnover	40%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	229.6%
Common Stocks	70.4%

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 3X Shares
Class Name	Direxion Daily S&P 500® Bear 3X Shares
Trading Symbol	SPXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 3X Shares	$45	0.92%
[70]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 400,143,094
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$400,143,094
Number of Holdings	11
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bull 3X Shares
Class Name	Direxion Daily Small Cap Bull 3X Shares
Trading Symbol	TNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bull 3X Shares	$35	0.88%
[71]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,664,493,688
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,664,493,688
Number of Holdings	11
Portfolio Turnover	83%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	232.7%
Investment Companies	67.3%

Index Composition	(%)
Financials	19.8%
Industrials	17.6%
Health Care	17.1%
Information Technology	12.5%
Consumer Discretionary	9.1%
Real Estate	6.2%
Energy	4.5%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.3%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
Sprouts Farmers Market, Inc.	0.7%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
Carpenter Technology Corp.	0.4%
Applied Industrial Technologies, Inc.	0.4%
SouthState Corp.	0.4%
Mueller Industries, Inc.	0.4%
Rocket Lab Corp.	0.3%
Halozyme Therapeutics, Inc.	0.3%
Exlservice Holdings, Inc.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bear 3X Shares
Class Name	Direxion Daily Small Cap Bear 3X Shares
Trading Symbol	TZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bear 3X Shares	$49	0.90%
[72]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 261,323,898
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$261,323,898
Number of Holdings	11
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Financials	19.8%
Industrials	17.6%
Health Care	17.1%
Information Technology	12.5%
Consumer Discretionary	9.1%
Real Estate	6.2%
Energy	4.5%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.3%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
Sprouts Farmers Market, Inc.	0.7%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
Carpenter Technology Corp.	0.4%
Applied Industrial Technologies, Inc.	0.4%
SouthState Corp.	0.4%
Mueller Industries, Inc.	0.4%
Rocket Lab Corp.	0.3%
Halozyme Therapeutics, Inc.	0.3%
Exlservice Holdings, Inc.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bull 3X Shares
Class Name	Direxion Daily FTSE China Bull 3X Shares
Trading Symbol	YINN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bull 3X Shares	$45	0.92%
[73]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,117,630,493
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,117,630,493
Number of Holdings	13
Portfolio Turnover	107%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	257.2%
Investment Companies	42.8%

Index Composition	(%)
Consumer Discretionary	31.8%
Financials	29.7%
Communication Services	18.5%
Information Technology	7.9%
Energy	4.4%
Health Care	2.0%
Materials	1.8%
Industrials	1.6%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Tencent Holdings Ltd.	9.0%
Alibaba Group Holding Ltd.	8.5%
Xiaomi Corp.	7.7%
Meituan Class B	6.5%
China Construction Bank Corp. Class H	5.0%
BYD	4.7%
Industrial & Commercial Bank of China Ltd.	4.5%
Bank Of China (Hong Kong) Ltd.	4.2%
NetEase, Inc.	4.0%
Ping An Insurance Group Comapny of China Ltd.	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bear 3X Shares
Class Name	Direxion Daily FTSE China Bear 3X Shares
Trading Symbol	YANG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bear 3X Shares	$37	0.94%
[74]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 225,151,003
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$225,151,003
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Consumer Discretionary	31.8%
Financials	29.7%
Communication Services	18.5%
Information Technology	7.9%
Energy	4.4%
Health Care	2.0%
Materials	1.8%
Industrials	1.6%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Tencent Holdings Ltd.	9.0%
Alibaba Group Holding Ltd.	8.5%
Xiaomi Corp.	7.7%
Meituan Class B	6.5%
China Construction Bank Corp. Class H	5.0%
BYD	4.7%
Industrial & Commercial Bank of China Ltd.	4.5%
Bank Of China (Hong Kong) Ltd.	4.2%
NetEase, Inc.	4.0%
Ping An Insurance Group Comapny of China Ltd.	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE Europe Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE Europe Bull 3X Shares
Class Name	Direxion Daily FTSE Europe Bull 3X Shares
Trading Symbol	EURL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE Europe Bull 3X Shares	$51	0.95%
[75]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 38,386,039
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$38,386,039
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	252.6%
Investment Companies	47.4%

Index Composition	(%)
United Kingdom	22.1%
Switzerland	14.9%
Germany	14.8%
France	14.6%
Netherlands	7.4%
Other	6.1%
Sweden	5.5%
Italy	4.9%
Spain	4.7%
Denmark	3.5%
Belgium	1.5%

Top 10 Constituents of Index	(%)
SAP SE	2.4%
Nestle SA	2.1%
ASML Holding N.V.	2.0%
Roche Holding AG	1.7%
Novartis AG	1.7%
AstraZeneca PLC	1.6%
Novo Nordisk A/S	1.6%
HSBC Holdings PLC	1.5%
Shell PLC	1.5%
Siemens AG	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Class Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Trading Symbol	EDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$44	0.95%
[76]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 64,315,213
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$64,315,213
Number of Holdings	8
Portfolio Turnover	77%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	295.7%
Investment Companies	4.3%

Index Composition	(%)
China	27.1%
India	19.2%
Taiwan, Province Of China	17.0%
Other	11.2%
Korea, Republic of	9.3%
Brazil	4.5%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.4%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.0%
Alibaba Group Holding Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank	1.6%
Xiaomi Corp.	1.3%
Reliance Industries Ltd.	1.3%
ICICI Bank Ltd.	1.1%
Meituan Class B	1.0%
China Construction Bank Corp.	1.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Class Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Trading Symbol	EDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$46	0.95%
[77]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 16,757,972
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,757,972
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
China	27.1%
India	19.2%
Taiwan, Province Of China	17.0%
Other	11.2%
Korea, Republic of	9.3%
Brazil	4.5%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.4%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.0%
Alibaba Group Holding Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank	1.6%
Xiaomi Corp.	1.3%
Reliance Industries Ltd.	1.3%
ICICI Bank Ltd.	1.1%
Meituan Class B	1.0%
China Construction Bank Corp.	1.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Mexico Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Mexico Bull 3X Shares
Class Name	Direxion Daily MSCI Mexico Bull 3X Shares
Trading Symbol	MEXX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Mexico Bull 3X Shares	$52	0.95%
[78]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 27,379,416
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$27,379,416
Number of Holdings	9
Portfolio Turnover	53%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	252.9%
Investment Companies	47.1%

Index Composition	(%)
Consumer Staples	31.4%
Financials	19.8%
Materials	16.3%
Industrials	13.9%
Communication Services	10.0%
Real Estate	7.2%
Consumer Discretionary	0.8%
Health Care	0.6%

Top 10 Constituents of Index	(%)
Grupo Finance Banorte	11.3%
Fomento Economico Mexicano	9.2%
Wal-Mart de México S.A.B. de C.V.	8.2%
Grupo Mexico Class B	8.1%
América Móvil S.A.B. de C.V.	7.8%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	4.3%
CEMEX S.A.B. de C.V.	3.9%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.3%
Arca Continental	3.2%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI South Korea Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI South Korea Bull 3X Shares
Class Name	Direxion Daily MSCI South Korea Bull 3X Shares
Trading Symbol	KORU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI South Korea Bull 3X Shares	$41	0.95%
[79]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 80,826,744
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$80,826,744
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	246.6%
Investment Companies	53.4%

Index Composition	(%)
Information Technology	35.4%
Industrials	18.9%
Financials	14.0%
Consumer Discretionary	9.2%
Health Care	7.5%
Communication Services	6.7%
Materials	3.6%
Consumer Staples	2.6%
Energy	1.4%
Utilities	0.7%

Top 10 Constituents of Index	(%)
Samsung Electronics Co. Ltd.	22.2%
SK Hynix, Inc.	9.3%
KB Financial Group	3.3%
Naver Corp.	2.8%
Hyundai Motor Co.	2.5%
Hanwha Aerospace Co. Ltd.	2.5%
Celltrion, Inc.	2.5%
Shinhan Financial Group Co. Ltd.	2.2%
Kia Corp.	2.1%
Samsung Biologics Co. Ltd.	1.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Aerospace & Defense Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Class Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Trading Symbol	DFEN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Aerospace & Defense Bull 3X Shares	$48	0.93%
[80]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 161,184,835
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$161,184,835
Number of Holdings	45
Portfolio Turnover	42%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	235.5%
Common Stocks	64.5%

Index Composition	(%)
Aerospace & Defense	99.8%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
General Electric Co.	19.5%
RTX Corp.	15.1%
Boeing Co.	9.9%
Axon Enterprise, Inc.	4.7%
Howmet Aerospace, Inc.	4.6%
TransDigm Group, Inc.	4.6%
L3Harris Technologies, Inc.	4.5%
General Dynamics Corp.	4.5%
Lockheed Martin Corp.	4.4%
Northrop Grumman Corp.	4.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Consumer Discretionary Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Class Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Trading Symbol	WANT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Consumer Discretionary Bull 3X Shares	$43	0.95%
[81]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 17,657,953
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,657,953
Number of Holdings	58
Portfolio Turnover	61%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	234.0%
Common Stocks	66.0%

Index Composition	(%)
Hotels, Restaurants & Leisure	26.8%
Broadline Retail	22.3%
Specialty Retail	23.0%
Automobiles	18.4%
Household Durables	3.9%
Textiles, Apparel & Luxury Goods	3.9%
Distributors	1.1%
Automobile Components	0.4%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	21.3%
Tesla, Inc.	16.0%
The Home Depot, Inc.	7.3%
Booking Holdings, Inc.	4.8%
McDonald’s Corp.	4.8%
TJX Companies, Inc.	4.1%
Lowe’s Companies, Inc.	3.6%
Starbucks Corp.	2.6%
O’Reilly Automotive, Inc.	2.3%
Chipotle Mexican Grill, Inc.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Class Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Trading Symbol	WEBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bull 3X Shares	$45	0.93%
[82]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 117,128,216
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$117,128,216
Number of Holdings	47
Portfolio Turnover	47%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	234.6%
Common Stocks	65.4%

Index Composition	(%)
Interactive Media & Services	18.2%
Software	16.9%
Hotels, Restaurants & Leisure	13.8%
Entertainment	12.5%
Broadline Retail	10.7%
Communications Equipment	10.2%
IT Services	8.3%
Financial Services	3.2%
Commercial Services & Supplies	2.6%
Other	1.9%
Health Care Technology	1.7%

Top 10 Constituents of Index	(%)
Netflix, Inc.	10.8%
Amazon.com, Inc.	9.1%
Meta Platforms, Inc.	8.7%
Salesforce, Inc.	5.7%
Alphabet, Inc. Class A	5.1%
Booking Holdings, Inc.	5.1%
Cisco Systems, Inc.	4.2%
Alphabet, Inc. Class C	4.2%
Arista Networks, Inc.	4.1%
DoorDash, Inc.	3.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Class Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Trading Symbol	WEBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bear 3X Shares	$40	0.95%
[83]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 11,542,560
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,542,560
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Interactive Media & Services	18.2%
Software	16.9%
Hotels, Restaurants & Leisure	13.8%
Entertainment	12.5%
Broadline Retail	10.7%
Communications Equipment	10.2%
IT Services	8.3%
Financial Services	3.2%
Commercial Services & Supplies	2.6%
Other	1.9%
Health Care Technology	1.7%

Top 10 Constituents of Index	(%)
Netflix, Inc.	10.8%
Amazon.com, Inc.	9.1%
Meta Platforms, Inc.	8.7%
Salesforce, Inc.	5.7%
Alphabet, Inc. Class A	5.1%
Booking Holdings, Inc.	5.1%
Cisco Systems, Inc.	4.2%
Alphabet, Inc. Class C	4.2%
Arista Networks, Inc.	4.1%
DoorDash, Inc.	3.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bull 3X Shares
Class Name	Direxion Daily Financial Bull 3X Shares
Trading Symbol	FAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Financial Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bull 3X Shares	$43	0.86%
[84]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,250,678,581
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,250,678,581
Number of Holdings	85
Portfolio Turnover	41%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	231.6%
Common Stocks	68.4%

Index Composition	(%)
Financial Services	34.4%
Banks	23.6%
Capital Markets	22.1%
Insurance	15.8%
Consumer Finance	4.1%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	14.3%
JPMorgan Chase & Co.	10.0%
Visa, Inc. Class A	8.7%
MasterCard, Inc. Class A	6.5%
Bank of America Corp.	3.9%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bear 3X Shares
Class Name	Direxion Daily Financial Bear 3X Shares
Trading Symbol	FAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Financial Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bear 3X Shares	$40	0.92%
[85]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 106,538,165
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$106,538,165
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Financial Services	34.4%
Banks	23.6%
Capital Markets	22.1%
Insurance	15.8%
Consumer Finance	4.1%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	14.3%
JPMorgan Chase & Co.	10.0%
Visa, Inc. Class A	8.7%
MasterCard, Inc. Class A	6.5%
Bank of America Corp.	3.9%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Healthcare Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Healthcare Bull 3X Shares
Class Name	Direxion Daily Healthcare Bull 3X Shares
Trading Symbol	CURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Healthcare Bull 3X Shares	$41	0.91%
[86]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 133,259,556
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$133,259,556
Number of Holdings	67
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	234.5%
Common Stocks	65.5%

Index Composition	(%)
Pharmaceuticals	31.7%
Health Care Equipment & Supplies	22.7%
Health Care Providers & Services	20.2%
Biotechnology	16.9%
Life Sciences Tools & Services	8.5%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	13.9%
UnitedHealth Group, Inc.	7.4%
Johnson & Johnson	7.4%
AbbVie, Inc.	6.7%
Abbott Laboratories	4.4%
Merck & Co., Inc.	4.2%
Intuitive Surgical, Inc.	3.6%
Thermo Fisher Scientific, Inc.	3.2%
Amgen, Inc.	3.1%
Boston Scientific Corp.	3.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Class Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Trading Symbol	NAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$32	0.92%
[87]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 242,310,767
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$242,310,767
Number of Holdings	56
Portfolio Turnover	8%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	241.1%
Common Stocks	58.9%

Index Composition	(%)
Household Durables	66.9%
Building Products	16.4%
Specialty Retail	10.7%
Chemicals	4.8%
Construction Materials	1.2%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc..	14.5%
Lennar Corp. Class A	10.2%
NVR, Inc.	8.6%
PulteGroup, Inc.	8.4%
The Sherwin Williams Co.	4.8%
The Home Depot, Inc.	4.7%
Lowe’s Companies, Inc.	4.6%
Toll Brothers, Inc.	4.1%
TopBuild Corp.	3.5%
Lennox International, Inc.	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Industrials Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Industrials Bull 3X Shares
Class Name	Direxion Daily Industrials Bull 3X Shares
Trading Symbol	DUSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Industrials Bull 3X Shares	$43	0.95%
[88]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 29,410,129
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$29,410,129
Number of Holdings	85
Portfolio Turnover	19%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	232.2%
Common Stocks	67.8%

Index Composition	(%)
Aerospace & Defense	24.8%
Machinery	18.2%
Ground Transportation	11.0%
Electrical Equipment	9.2%
Professional Services	8.1%
Commercial Services & Supplies	7.5%
Building Products	6.4%
Industrial Conglomerates	5.3%
Air Freight & Logistics	3.5%
Trading Companies & Distributors	3.3%
Other	2.7%

Top 10 Constituents of Index	(%)
General Electric Co.	5.4%
Uber Technologies, Inc.	4.2%
RTX Corp.	4.2%
Caterpillar, Inc.	3.7%
Boeing Co.	3.4%
Honeywell International, Inc.	3.4%
Union Pacific Corp.	3.2%
Automatic Data Processing, Inc.	3.0%
Deere & Co.	2.9%
Eaton Corporation PLC ADR	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Class Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Trading Symbol	PILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$39	0.95%
[89]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 13,584,307
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,584,307
Number of Holdings	48
Portfolio Turnover	38%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	230.2%
Common Stocks	69.8%

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Corcept Therapeutics, Inc.	5.2%
Eli Lilly & Co.	4.3%
Tarsus Pharmaceuticals, Inc.	4.2%
Royalty Pharma PLC ADR	4.0%
Zoetis, Inc.	3.8%
Johnson & Johnson	3.8%
Pfizer, Inc.	3.8%
Axsome Therapeutics, Inc.	3.7%
Perrigo Co. PLC ADR	3.7%
Prestige Consumer Healthcare, Inc.	3.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bull 3X Shares
Class Name	Direxion Daily Real Estate Bull 3X Shares
Trading Symbol	DRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bull 3X Shares	$43	0.95%
[90]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 58,377,965
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$58,377,965
Number of Holdings	36
Portfolio Turnover	1%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	226.3%
Common Stocks	73.7%

Index Composition	(%)
Specialized REITs	44.1%
Health Care REITs	13.8%
Residential REITs	12.7%
Retail REITs	12.4%
Industrial REITs	8.9%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	0.9%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
American Tower Corp.	9.9%
Prologis, Inc.	8.9%
Welltower, Inc.	8.7%
Equinix, Inc.	7.9%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.8%
Simon Property Group, Inc.	4.5%
Public Storage	4.4%
Crown Castle, Inc.	4.3%
CBRE Group, Inc. Class A	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bear 3X Shares
Class Name	Direxion Daily Real Estate Bear 3X Shares
Trading Symbol	DRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bear 3X Shares	$48	0.95%
[91]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 46,518,484
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$46,518,484
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Specialized REITs	44.1%
Health Care REITs	13.8%
Residential REITs	12.7%
Retail REITs	12.4%
Industrial REITs	8.9%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	0.9%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
American Tower Corp.	9.9%
Prologis, Inc.	8.9%
Welltower, Inc.	8.7%
Equinix, Inc.	7.9%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.8%
Simon Property Group, Inc.	4.5%
Public Storage	4.4%
Crown Castle, Inc.	4.3%
CBRE Group, Inc. Class A	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Regional Banks Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Regional Banks Bull 3X Shares
Class Name	Direxion Daily Regional Banks Bull 3X Shares
Trading Symbol	DPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Regional Banks Bull 3X Shares	$35	0.88%
[92]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 537,604,663
Holdings Count | $ / shares	151
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$537,604,663
Number of Holdings	151
Portfolio Turnover	73%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	232.2%
Common Stocks	67.8%

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
East West Bancorp, Inc.	3.0%
Huntington Bancshares, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.9%
First Horizon National Corp.	2.9%
Truist Financial Corp.	2.9%
Western Alliance Bancorp	2.8%
Citizens Financial Group, Inc.	2.7%
Valley National Bancorp	2.7%
Zions Bancorp	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Retail Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Retail Bull 3X Shares
Class Name	Direxion Daily Retail Bull 3X Shares
Trading Symbol	RETL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Retail Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Retail Bull 3X Shares	$39	0.94%
[93]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 34,447,291
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$34,447,291
Number of Holdings	83
Portfolio Turnover	37%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	237.8%
Common Stocks	62.2%

Index Composition	(%)
Specialty Retail	65.8%
Consumer Staples Distribution & Retail	23.8%
Broadline Retail	10.4%

Top 10 Constituents of Index	(%)
Grocery Outlet Holding Corp.	1.9%
Carvana Co.	1.9%
Dollar Tree, Inc.	1.8%
GameStop Corp. Class A	1.7%
Dollar General Corp.	1.7%
Sprouts Farmers Market, Inc.	1.7%
Signet Jewelers Ltd. ADR	1.7%
PriceSmart, Inc.	1.7%
Ulta Beauty, Inc.	1.7%
Casey’s General Stores, Inc.	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Class Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Trading Symbol	HIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® High Beta Bull 3X Shares	$38	0.95%
[94]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 45,936,741
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$45,936,741
Number of Holdings	108
Portfolio Turnover	53%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	243.0%
Common Stocks	57.0%

Index Composition	(%)
Information Technology	51.6%
Industrials	17.9%
Consumer Discretionary	9.0%
Financials	8.9%
Utilities	3.2%
Communication Services	2.6%
Health Care	2.6%
Materials	1.8%
Energy	0.8%
Consumer Staples	0.8%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Super Micro Computer, Inc.	1.8%
NVIDIA Corp.	1.8%
Palantir Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
KLA-Tencor Corp.	1.6%
Cadence Design Systems, Inc.	1.5%
Lam Research Corp.	1.5%
Advanced Micro Devices, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Class Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Trading Symbol	HIBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® High Beta Bear 3X Shares	$45	0.95%
[95]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 24,388,318
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$24,388,318
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Information Technology	51.6%
Industrials	17.9%
Consumer Discretionary	9.0%
Financials	8.9%
Utilities	3.2%
Communication Services	2.6%
Health Care	2.6%
Materials	1.8%
Energy	0.8%
Consumer Staples	0.8%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Super Micro Computer, Inc.	1.8%
NVIDIA Corp.	1.8%
Palantir Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
KLA-Tencor Corp.	1.6%
Cadence Design Systems, Inc.	1.5%
Lam Research Corp.	1.5%
Advanced Micro Devices, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bull 3X Shares
Class Name	Direxion Daily S&P Biotech Bull 3X Shares
Trading Symbol	LABU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bull 3X Shares	$34	0.92%
[96]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 596,913,408
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$596,913,408
Number of Holdings	135
Portfolio Turnover	27%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	236.3%
Common Stocks	63.7%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Alnylam Pharmaceuticals, Inc.	2.7%
Natera, Inc.	2.6%
Vertex Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
United Therapeutics Corp.	2.5%
Exact Sciences Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.4%
Amgen, Inc.	2.4%
Incyte Corp.	2.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bear 3X Shares
Class Name	Direxion Daily S&P Biotech Bear 3X Shares
Trading Symbol	LABD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bear 3X Shares	$54	0.95%
[97]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 47,989,625
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$47,989,625
Number of Holdings	10
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Alnylam Pharmaceuticals, Inc.	2.7%
Natera, Inc.	2.6%
Vertex Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
United Therapeutics Corp.	2.5%
Exact Sciences Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.4%
Amgen, Inc.	2.4%
Incyte Corp.	2.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bull 3X Shares
Class Name	Direxion Daily Semiconductor Bull 3X Shares
Trading Symbol	SOXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bull 3X Shares	$25	0.72%
[98]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 9,210,538,654
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,210,538,654
Number of Holdings	43
Portfolio Turnover	74%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	232.2%
Common Stocks	67.8%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.8%
NVIDIA Corp.	7.9%
Texas Instruments, Inc.	7.4%
Advanced Micro Devices, Inc.	7.1%
Qualcomm, Inc.	6.9%
KLA-Tencor Corp.	4.5%
Applied Materials, Inc.	4.3%
Monolithic Power Systems, Inc.	4.3%
Lam Research Corp.	4.2%
NXP Semiconductors NV ADR	3.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bear 3X Shares
Class Name	Direxion Daily Semiconductor Bear 3X Shares
Trading Symbol	SOXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bear 3X Shares	$40	0.87%
[99]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 736,836,408
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$736,836,408
Number of Holdings	12
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.8%
NVIDIA Corp.	7.9%
Texas Instruments, Inc.	7.4%
Advanced Micro Devices, Inc.	7.1%
Qualcomm, Inc.	6.9%
KLA-Tencor Corp.	4.5%
Applied Materials, Inc.	4.3%
Monolithic Power Systems, Inc.	4.3%
Lam Research Corp.	4.2%
NXP Semiconductors NV ADR	3.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bull 3X Shares
Class Name	Direxion Daily Technology Bull 3X Shares
Trading Symbol	TECL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Technology Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bull 3X Shares	$35	0.84%
[100]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.84%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,262,669,324
Holdings Count | $ / shares	81
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,262,669,324
Number of Holdings	81
Portfolio Turnover	45%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	230.2%
Common Stocks	69.8%

Index Composition	(%)
Software	37.6%
Semiconductors & Semiconductor Equipment	31.1%
Technology Hardware, Storage & Peripherals	16.3%
IT Services	6.6%
Communications Equipment	5.0%
Electronic Equipment, Instruments & Components	3.4%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.7%
Microsoft Corp.	13.5%
NVIDIA Corp.	12.3%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.1%
Palantir Technologies, Inc.	2.9%
Cisco Systems, Inc.	2.7%
Oracle Corp.	2.7%
International Business Machines Corp.	2.7%
ServiceNow, Inc.	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bear 3X Shares
Class Name	Direxion Daily Technology Bear 3X Shares
Trading Symbol	TECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Technology Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bear 3X Shares	$43	0.92%
[101]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 78,283,567
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,283,567
Number of Holdings	12
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Index Composition	(%)
Software	37.6%
Semiconductors & Semiconductor Equipment	31.1%
Technology Hardware, Storage & Peripherals	16.3%
IT Services	6.6%
Communications Equipment	5.0%
Electronic Equipment, Instruments & Components	3.4%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.7%
Microsoft Corp.	13.5%
NVIDIA Corp.	12.3%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.1%
Palantir Technologies, Inc.	2.9%
Cisco Systems, Inc.	2.7%
Oracle Corp.	2.7%
International Business Machines Corp.	2.7%
ServiceNow, Inc.	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Transportation Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Transportation Bull 3X Shares
Class Name	Direxion Daily Transportation Bull 3X Shares
Trading Symbol	TPOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Transportation Bull 3X Shares	$37	0.95%
[102]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 13,057,312
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,057,312
Number of Holdings	51
Portfolio Turnover	9%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	247.4%
Common Stocks	52.6%

Index Composition	(%)
Ground Transportation	65.5%
Air Freight & Logistics	16.9%
Passenger Airlines	15.8%
Marine Transportation	1.8%

Top 10 Constituents of Index	(%)
Uber Technologies, Inc.	22.8%
Union Pacific Corp.	17.6%
United Parcel Service, Inc. Class B	6.6%
Norfolk Southern Corp.	4.6%
CSX Corp.	4.5%
Old Dominion Freight Line, Inc.	4.4%
Delta Air Lines, Inc.	4.4%
United Continental Holdings, Inc.	4.3%
FedEx Corp.	4.1%
Southwest Airlines Co.	3.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Utilities Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Utilities Bull 3X Shares
Class Name	Direxion Daily Utilities Bull 3X Shares
Trading Symbol	UTSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Utilities Bull 3X Shares	$45	0.95%
[103]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 28,770,136
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$28,770,136
Number of Holdings	39
Portfolio Turnover	16%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	228.6%
Common Stocks	71.4%

Index Composition	(%)
Electric Utilities	64.2%
Multi-Utilities	27.1%
Independent Power and Renewable Electricity Producers	4.2%
Water Utilities	2.4%
Gas Utilities	2.1%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	11.4%
Southern Co.	8.3%
Duke Energy Corp.	7.8%
Constellation Energy Corp.	5.8%
American Electric Power Co., Inc.	4.8%
Exelon Corp.	3.9%
Sempra Energy	3.9%
Dominion Energy, Inc.	3.8%
Vistra Corp.	3.6%
Xcel Energy, Inc.	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Class Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Trading Symbol	TYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$48	0.95%
[104]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 50,417,680
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,417,680
Number of Holdings	8
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	231.2%
Investment Companies	68.8%

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.7%
4.375% 2034-05-15	8.6%
4.250% 2034-11-15	8.5%
4.500% 2033-11-15	8.3%
4.000% 2034-02-15	8.2%
3.875% 2034-08-15	8.2%
3.875% 2033-08-15	7.4%
4.125% 2032-11-15	7.0%
2.875% 2032-05-15	6.6%
3.500% 2033-02-15	6.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Class Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Trading Symbol	TYO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$46	0.95%
[105]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 9,976,371
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,976,371
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.7%
4.375% 2034-05-15	8.6%
4.250% 2034-11-15	8.5%
4.500% 2033-11-15	8.3%
4.000% 2034-02-15	8.2%
3.875% 2034-08-15	8.2%
3.875% 2033-08-15	7.4%
4.125% 2032-11-15	7.0%
2.875% 2032-05-15	6.6%
3.500% 2033-02-15	6.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Class Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Trading Symbol	TMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bull 3X Shares	$35	0.75%
[106]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,804,190,428
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,804,190,428
Number of Holdings	13
Portfolio Turnover	83%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	230.9%
Investment Companies	69.1%

Top 10 Constituents of Index	(%)
4.625% 2054-05-15	4.7%
4.625% 2055-02-15	4.7%
4.500% 2054-11-15	4.6%
4.750% 2053-11-15	4.6%
4.250% 2054-08-15	4.4%
4.250% 2054-02-15	4.4%
4.250% 2053-08-15	3.9%
4.000% 2052-11-15	3.5%
2.250% 2051-05-15	3.3%
3.625% 2053-05-15	3.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Class Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Trading Symbol	TMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X Shares for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bear 3X Shares	$45	0.88%
[107]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 168,988,897
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$168,988,897
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Swap Contracts	-300.0%

Top 10 Constituents of Index	(%)
4.625% 2054-05-15	4.7%
4.625% 2055-02-15	4.7%
4.500% 2054-11-15	4.6%
4.750% 2053-11-15	4.6%
4.250% 2054-08-15	4.4%
4.250% 2054-02-15	4.4%
4.250% 2053-08-15	3.9%
4.000% 2052-11-15	3.5%
2.250% 2051-05-15	3.3%
3.625% 2053-05-15	3.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
*	Annualized.

[2]
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[3]
*	Annualized.

[4]
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[5]
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[6]
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[7]
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[8]
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[9]
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[10]
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[11]
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[12]
*	Annualized.

[13]
*	Annualized.

[14]
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[15]
*	Annualized.

[16]
*	Annualized.

[17]
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[18]
*	Annualized.

[19]
*	Annualized.

[20]
*	Annualized.

[21]
*	Annualized.

[22]
*	Annualized.

[23]
*	Annualized.

[24]
*	Annualized.

[25]
*	Annualized.

[26]
*	Annualized.

[27]
*	Annualized.

[28]
*	Annualized.

[29]
*	Annualized.

[30]
*	Annualized.

[31]
*	Annualized.

[32]
*	Annualized.

[33]
*	Annualized.

[34]
*	Annualized.

[35]
*	Annualized.

[36]
*	Annualized.

[37]
*	Annualized.

[38]
*	Annualized.

[39]
*	Annualized.

[40]
*	Annualized.

[41]
*	Annualized.

[42]
*	Annualized.

[43]
*	Annualized.

[44]
*	Annualized.

[45]
*	Annualized.

[46]
*	Annualized.

[47]
*	Annualized.

[48]
*	Annualized.

[49]
*	Annualized.

[50]
*	Annualized.

[51]
*	Annualized.

[52]
*	Annualized.

[53]
*	Annualized.

[54]
*	Annualized.

[55]
*	Annualized.

[56]
*	Annualized.

[57]
*	Annualized.

[58]
*	Annualized.

[59]
*	Annualized.

[60]
*	Annualized.

[61]
*	Annualized.

[62]
*	Annualized.

[63]
*	Annualized.

[64]
*	Annualized.

[65]
*	Annualized.

[66]
*	Annualized.

[67]
*	Annualized.

[68]
*	Annualized.

[69]
*	Annualized.

[70]
*	Annualized.

[71]
*	Annualized.

[72]
*	Annualized.

[73]
*	Annualized.

[74]
*	Annualized.

[75]
*	Annualized.

[76]
*	Annualized.

[77]
*	Annualized.

[78]
*	Annualized.

[79]
*	Annualized.

[80]
*	Annualized.

[81]
*	Annualized.

[82]
*	Annualized.

[83]
*	Annualized.

[84]
*	Annualized.

[85]
*	Annualized.

[86]
*	Annualized.

[87]
*	Annualized.

[88]
*	Annualized.

[89]
*	Annualized.

[90]
*	Annualized.

[91]
*	Annualized.

[92]
*	Annualized.

[93]
*	Annualized.

[94]
*	Annualized.

[95]
*	Annualized.

[96]
*	Annualized.

[97]
*	Annualized.

[98]
*	Annualized.

[99]
*	Annualized.

[100]
*	Annualized.

[101]
*	Annualized.

[102]
*	Annualized.

[103]
*	Annualized.

[104]
*	Annualized.

[105]
*	Annualized.

[106]
*	Annualized.

[107]
*	Annualized.